Future Contract Benefit (Summary of Reconciliation of Future Contract Benefits) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Future contract benefits	$ 38,302	$ 40,767
Traditional Life [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Future contract benefits	3,190	3,743
Payout Annuities [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Future contract benefits	2,003	2,511
UL and Other [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Future contract benefits	14,777	12,513
Group Protection Segment [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Future contract benefits	5,462	5,936
Other Operations [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Future contract benefits	9,651	12,578
Other [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Future contract benefits	3,219	3,486
Protective [Member] | Other Operations [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Future contract benefits	5,400	6,900
Swiss Re [Member] | Other Operations [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Future contract benefits	$ 2,200	$ 2,900